Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000078064 | Microsoft Corp8217889
Holdings [Line Items]
Percent of Total Investments	4.60%
C000078064 | Apple Inc8218240
Holdings [Line Items]
Percent of Total Investments	3.90%
C000078064 | NVIDIA Corp8217928
Holdings [Line Items]
Percent of Total Investments	2.60%
C000078064 | Meta Platforms Inc8218676
Holdings [Line Items]
Percent of Total Investments	2.40%
C000078064 | Amazon.com Inc8218206
Holdings [Line Items]
Percent of Total Investments	2.00%
C000078064 | Visa Inc8218149
Holdings [Line Items]
Percent of Total Investments	1.60%
C000078064 | Broadcom Inc8218301
Holdings [Line Items]
Percent of Total Investments	1.60%
C000078064 | Johnson & Johnson8218615
Holdings [Line Items]
Percent of Total Investments	1.50%
C000078064 | Eli Lilly & Co8218455
Holdings [Line Items]
Percent of Total Investments	1.20%
C000078064 | TransDigm Group Inc8218105
Holdings [Line Items]
Percent of Total Investments	1.20%
C000078064 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078064 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078064 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078064 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078064 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078064 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078064 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078064 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078064 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078064 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078064 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000078064 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000147400 | Microsoft Corp8217889
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147400 | Apple Inc8218240
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147400 | NVIDIA Corp8217928
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147400 | Meta Platforms Inc8218676
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147400 | Amazon.com Inc8218206
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147400 | Visa Inc8218149
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147400 | Broadcom Inc8218301
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147400 | Johnson & Johnson8218615
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147400 | Eli Lilly & Co8218455
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147400 | TransDigm Group Inc8218105
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147400 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147400 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147400 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147400 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000147400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000147400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000147400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000018198 | AT&T Inc8202775
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018198 | Citigroup Inc8202846
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018198 | JPMorgan Chase & Co8203037
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018198 | Exxon Mobil Corp8202930
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018198 | Johnson & Johnson8203031
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | Merck & Co Inc8203089
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018198 | Bank of America Corp8202781
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018198 | Comcast Corp8202858
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018198 | Kroger Co/The8203048
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018198 | RTX Corp8202586
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018198 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018198 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018198 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018198 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018198 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018198 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018198 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018198 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018198 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018198 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018198 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018198 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000018198 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000018198 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018197 | AT&T Inc8202775
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018197 | Citigroup Inc8202846
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018197 | JPMorgan Chase & Co8203037
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018197 | Exxon Mobil Corp8202930
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018197 | Johnson & Johnson8203031
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | Merck & Co Inc8203089
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018197 | Bank of America Corp8202781
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018197 | Comcast Corp8202858
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018197 | Kroger Co/The8203048
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018197 | RTX Corp8202586
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018197 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018197 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018197 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018197 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018197 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018197 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018197 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018197 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018197 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000018197 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000018197 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147390 | AT&T Inc8202775
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147390 | Citigroup Inc8202846
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147390 | JPMorgan Chase & Co8203037
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147390 | Exxon Mobil Corp8202930
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147390 | Johnson & Johnson8203031
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | Merck & Co Inc8203089
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147390 | Bank of America Corp8202781
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147390 | Comcast Corp8202858
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147390 | Kroger Co/The8203048
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147390 | RTX Corp8202586
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147390 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147390 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147390 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000147390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000147390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000147390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018193 | Microsoft Corp8202016
Holdings [Line Items]
Percent of Total Investments	10.10%
C000018193 | Apple Inc8201741
Holdings [Line Items]
Percent of Total Investments	7.70%
C000018193 | NVIDIA Corp8202053
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018193 | Meta Platforms Inc8202004
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018193 | Amazon.com Inc8201727
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018193 | Alphabet Inc8201721
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018193 | U.S. Treasury Bill8202229
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018193 | Broadcom Inc8201783
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018193 | Eli Lilly & Co8201861
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018193 | UnitedHealth Group Inc8202176
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018193 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018193 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018193 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018193 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018193 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018193 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018193 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018193 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018193 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018193 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018193 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018193 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018193 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018193 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000018193 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018192 | Microsoft Corp8202016
Holdings [Line Items]
Percent of Total Investments	10.10%
C000018192 | Apple Inc8201741
Holdings [Line Items]
Percent of Total Investments	7.70%
C000018192 | NVIDIA Corp8202053
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018192 | Meta Platforms Inc8202004
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018192 | Amazon.com Inc8201727
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018192 | Alphabet Inc8201721
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018192 | U.S. Treasury Bill8202229
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018192 | Broadcom Inc8201783
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018192 | Eli Lilly & Co8201861
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018192 | UnitedHealth Group Inc8202176
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018192 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018192 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018192 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018192 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018192 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018192 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018192 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000018192 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147387 | Microsoft Corp8202016
Holdings [Line Items]
Percent of Total Investments	10.10%
C000147387 | Apple Inc8201741
Holdings [Line Items]
Percent of Total Investments	7.70%
C000147387 | NVIDIA Corp8202053
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147387 | Meta Platforms Inc8202004
Holdings [Line Items]
Percent of Total Investments	4.30%
C000147387 | Amazon.com Inc8201727
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147387 | Alphabet Inc8201721
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147387 | U.S. Treasury Bill8202229
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147387 | Broadcom Inc8201783
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147387 | Eli Lilly & Co8201861
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147387 | UnitedHealth Group Inc8202176
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147387 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147387 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147387 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147387 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147387 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000147387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000147387 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198269 | Apple Inc8199630
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198269 | Microsoft Corp8201176
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198269 | NVIDIA Corp8201336
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198269 | Amazon.com Inc8199538
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198269 | Meta Platforms Inc8201153
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198269 | Alphabet Inc8199528
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198269 | Berkshire Hathaway Inc8199729
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198269 | Alphabet Inc8199531
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198269 | Broadcom Inc8199798
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198269 | Tesla Inc8201921
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198269 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198269 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198269 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198269 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198269 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198269 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198269 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198269 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198269 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198269 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000198269 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198269 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000198269 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198269 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000198269 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198269 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018201 | Microsoft Corp8211602
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018201 | Apple Inc8211175
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018201 | Johnson & Johnson8211518
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018201 | Lowe's Cos Inc8211560
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Oracle Corp8211667
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Alphabet Inc8211139
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Alphabet Inc8211142
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018201 | Moody's Corp8211621
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018201 | JPMorgan Chase & Co8211524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | UnitedHealth Group Inc8211825
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018201 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018201 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018201 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018201 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018201 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018201 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018201 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018201 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018201 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018201 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018201 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018201 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018201 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000147392 | Microsoft Corp8211602
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147392 | Apple Inc8211175
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147392 | Johnson & Johnson8211518
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147392 | Lowe's Cos Inc8211560
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Oracle Corp8211667
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Alphabet Inc8211139
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Alphabet Inc8211142
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147392 | Moody's Corp8211621
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147392 | JPMorgan Chase & Co8211524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | UnitedHealth Group Inc8211825
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147392 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147392 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000147392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000147392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000147392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000051280 | Apple Inc8200458
Holdings [Line Items]
Percent of Total Investments	7.10%
C000051280 | Microsoft Corp8201174
Holdings [Line Items]
Percent of Total Investments	6.40%
C000051280 | NVIDIA Corp8201414
Holdings [Line Items]
Percent of Total Investments	6.00%
C000051280 | Amazon.com Inc8200834
Holdings [Line Items]
Percent of Total Investments	3.50%
C000051280 | Meta Platforms Inc8201157
Holdings [Line Items]
Percent of Total Investments	2.50%
C000051280 | Alphabet Inc8200825
Holdings [Line Items]
Percent of Total Investments	2.00%
C000051280 | Berkshire Hathaway Inc8200518
Holdings [Line Items]
Percent of Total Investments	1.70%
C000051280 | Alphabet Inc8200828
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051280 | Broadcom Inc8200550
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051280 | Tesla Inc8201679
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051280 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051280 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000051280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000051280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000051280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000051280 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051282 | Apple Inc8200458
Holdings [Line Items]
Percent of Total Investments	7.10%
C000051282 | Microsoft Corp8201174
Holdings [Line Items]
Percent of Total Investments	6.40%
C000051282 | NVIDIA Corp8201414
Holdings [Line Items]
Percent of Total Investments	6.00%
C000051282 | Amazon.com Inc8200834
Holdings [Line Items]
Percent of Total Investments	3.50%
C000051282 | Meta Platforms Inc8201157
Holdings [Line Items]
Percent of Total Investments	2.50%
C000051282 | Alphabet Inc8200825
Holdings [Line Items]
Percent of Total Investments	2.00%
C000051282 | Berkshire Hathaway Inc8200518
Holdings [Line Items]
Percent of Total Investments	1.70%
C000051282 | Alphabet Inc8200828
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051282 | Broadcom Inc8200550
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051282 | Tesla Inc8201679
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051282 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051282 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051282 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051282 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051282 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051282 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051282 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051282 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051282 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000051282 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051282 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000051282 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000051282 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000051282 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Columbia Banking System Inc8218073
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Hamilton Lane Inc8218436
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Modine Manufacturing Co8218780
Holdings [Line Items]
Percent of Total Investments	1.00%
C000078067 | Old National Bancorp/IN8218869
Holdings [Line Items]
Percent of Total Investments	0.90%
C000078067 | Sprouts Farmers Market Inc8219265
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Jackson Financial Inc8218586
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | CNO Financial Group Inc8218041
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Photronics Inc8218983
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Urban Outfitters Inc8219424
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Encompass Health Corp8218228
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000078067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000078067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000078067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000078067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147401 | Columbia Banking System Inc8218073
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Hamilton Lane Inc8218436
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Modine Manufacturing Co8218780
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147401 | Old National Bancorp/IN8218869
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147401 | Sprouts Farmers Market Inc8219265
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Jackson Financial Inc8218586
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | CNO Financial Group Inc8218041
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Photronics Inc8218983
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Urban Outfitters Inc8219424
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Encompass Health Corp8218228
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147401 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000147401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000147401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000147401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000147401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018195 | CNO Financial Group Inc8202175
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018195 | Jackson Financial Inc8202379
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018195 | Columbia Banking System Inc8202185
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Old National Bancorp/IN8202436
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Photronics Inc8202762
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Commercial Metals Co8202191
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018195 | Zions Bancorp NA8202905
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018195 | Highwoods Properties Inc8202358
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018195 | Sanmina Corp8202526
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018195 | OFG Bancorp8202435
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018195 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018195 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018195 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000018195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018194 | CNO Financial Group Inc8202175
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018194 | Jackson Financial Inc8202379
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018194 | Columbia Banking System Inc8202185
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Old National Bancorp/IN8202436
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Photronics Inc8202762
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Commercial Metals Co8202191
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018194 | Zions Bancorp NA8202905
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018194 | Highwoods Properties Inc8202358
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018194 | Sanmina Corp8202526
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018194 | OFG Bancorp8202435
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018194 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018194 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018194 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000018194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147388 | CNO Financial Group Inc8202175
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147388 | Jackson Financial Inc8202379
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147388 | Columbia Banking System Inc8202185
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Old National Bancorp/IN8202436
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Photronics Inc8202762
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Commercial Metals Co8202191
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147388 | Zions Bancorp NA8202905
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147388 | Highwoods Properties Inc8202358
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147388 | Sanmina Corp8202526
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147388 | OFG Bancorp8202435
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147388 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147388 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147388 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000147388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000147388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018191 | Hamilton Lane Inc8210520
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018191 | Sprouts Farmers Market Inc8210833
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018191 | ExlService Holdings Inc8210458
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018191 | Modine Manufacturing Co8210647
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018191 | Mr Cooper Group Inc8210655
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | Fabrinet8210459
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | CommVault Systems8210384
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | KB Home8210576
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | Badger Meter Inc8210270
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018191 | Medpace Holdings Inc8210638
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018191 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018191 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018191 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018191 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018191 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018191 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018191 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018191 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018191 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018191 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018191 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018191 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000018191 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000018191 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000018190 | Hamilton Lane Inc8210520
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018190 | Sprouts Farmers Market Inc8210833
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018190 | ExlService Holdings Inc8210458
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018190 | Modine Manufacturing Co8210647
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018190 | Mr Cooper Group Inc8210655
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | Fabrinet8210459
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | CommVault Systems8210384
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | KB Home8210576
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | Badger Meter Inc8210270
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018190 | Medpace Holdings Inc8210638
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018190 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018190 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018190 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018190 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018190 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000018190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000018190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000147386 | Hamilton Lane Inc8210520
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147386 | Sprouts Farmers Market Inc8210833
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147386 | ExlService Holdings Inc8210458
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147386 | Modine Manufacturing Co8210647
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147386 | Mr Cooper Group Inc8210655
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | Fabrinet8210459
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | CommVault Systems8210384
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | KB Home8210576
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | Badger Meter Inc8210270
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147386 | Medpace Holdings Inc8210638
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147386 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147386 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147386 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147386 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147386 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000147386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000147386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000147386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000018202 | Jackson Financial Inc8212665
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018202 | Columbia Banking System Inc8212117
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018202 | CNO Financial Group Inc8212091
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018202 | Commercial Metals Co8212128
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Modine Manufacturing Co8212840
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Pilgrim's Pride Corp8213041
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Lincoln National Corp8212742
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Axon Enterprise Inc8211892
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018202 | Highwoods Properties Inc8212542
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018202 | Delek US Holdings Inc8212200
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018202 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018202 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000018202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000018202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018202 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Jackson Financial Inc8212665
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147393 | Columbia Banking System Inc8212117
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147393 | CNO Financial Group Inc8212091
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147393 | Commercial Metals Co8212128
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Modine Manufacturing Co8212840
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Pilgrim's Pride Corp8213041
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Lincoln National Corp8212742
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Axon Enterprise Inc8211892
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147393 | Highwoods Properties Inc8212542
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147393 | Delek US Holdings Inc8212200
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147393 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000147393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000147393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000147393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000147393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147393 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Howmet Aerospace Inc8211195
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018199 | Ross Stores Inc8211468
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Omnicom Group Inc8211357
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Allstate Corp/The8210807
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | NetApp Inc8211328
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | PulteGroup Inc8211430
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | Cboe Global Markets Inc8210927
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018199 | Genpact Ltd8211161
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018199 | Public Service Enterprise Group Inc8211427
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018199 | Clean Harbors Inc8210961
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018199 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018199 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018199 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018199 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018199 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000018199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018199 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018199 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018199 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030067 | Howmet Aerospace Inc8211195
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030067 | Ross Stores Inc8211468
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Omnicom Group Inc8211357
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Allstate Corp/The8210807
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | NetApp Inc8211328
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | PulteGroup Inc8211430
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | Cboe Global Markets Inc8210927
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030067 | Genpact Ltd8211161
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030067 | Public Service Enterprise Group Inc8211427
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030067 | Clean Harbors Inc8210961
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030067 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000030067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000030067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030067 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147391 | Howmet Aerospace Inc8211195
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147391 | Ross Stores Inc8211468
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Omnicom Group Inc8211357
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Allstate Corp/The8210807
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | NetApp Inc8211328
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | PulteGroup Inc8211430
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | Cboe Global Markets Inc8210927
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147391 | Genpact Ltd8211161
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147391 | Public Service Enterprise Group Inc8211427
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147391 | Clean Harbors Inc8210961
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147391 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000147391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000147391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147391 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018203 | Verizon Communications Inc8212912
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018203 | Amdocs Ltd8212020
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018203 | AT&T Inc8212084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018203 | Cisco Systems Inc8212183
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018203 | Gilead Sciences Inc8212358
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | Comcast Corp8212195
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | Lockheed Martin Corp8212524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | International Business Machines Corp8212456
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | Merck & Co Inc8212550
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018203 | Bank of New York Mellon Corp/The8212112
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018203 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018203 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018203 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018203 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000018203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000018203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000036885 | Verizon Communications Inc8212912
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036885 | Amdocs Ltd8212020
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036885 | AT&T Inc8212084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036885 | Cisco Systems Inc8212183
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036885 | Gilead Sciences Inc8212358
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | Comcast Corp8212195
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | Lockheed Martin Corp8212524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | International Business Machines Corp8212456
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | Merck & Co Inc8212550
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036885 | Bank of New York Mellon Corp/The8212112
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036885 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036885 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036885 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000036885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000036885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000036885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000036885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000036885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000036885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000036885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000036885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000036885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000147394 | Verizon Communications Inc8212912
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147394 | Amdocs Ltd8212020
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147394 | AT&T Inc8212084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147394 | Cisco Systems Inc8212183
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147394 | Gilead Sciences Inc8212358
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | Comcast Corp8212195
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | Lockheed Martin Corp8212524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | International Business Machines Corp8212456
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | Merck & Co Inc8212550
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147394 | Bank of New York Mellon Corp/The8212112
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147394 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147394 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147394 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000147394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000147394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000147394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000147394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000147394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030063 | Kimberly-Clark Corp8214519
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030063 | AT&T Inc8214322
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030063 | Johnson & Johnson8214517
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | Electronic Arts Inc8214450
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030063 | Walmart Inc8214685
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Check Point Software Technologies Ltd8214375
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Koninklijke Ahold Delhaize NV8214194
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Novartis AG8213589
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Motorola Solutions Inc8214553
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Lockheed Martin Corp8214526
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030063 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030063 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030063 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030063 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000036887 | Kimberly-Clark Corp8214519
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036887 | AT&T Inc8214322
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036887 | Johnson & Johnson8214517
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | Electronic Arts Inc8214450
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036887 | Walmart Inc8214685
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Check Point Software Technologies Ltd8214375
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Koninklijke Ahold Delhaize NV8214194
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Novartis AG8213589
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Motorola Solutions Inc8214553
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Lockheed Martin Corp8214526
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000036887 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000036887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000036887 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000036887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000036887 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000036887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000036887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000036887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000036887 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000147396 | Kimberly-Clark Corp8214519
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147396 | AT&T Inc8214322
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147396 | Johnson & Johnson8214517
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | Electronic Arts Inc8214450
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147396 | Walmart Inc8214685
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Check Point Software Technologies Ltd8214375
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Koninklijke Ahold Delhaize NV8214194
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Novartis AG8213589
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Motorola Solutions Inc8214553
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Lockheed Martin Corp8214526
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147396 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147396 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147396 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147396 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147396 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147396 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147396 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147396 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000047774 | Progressive Corp/The8213896
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047774 | Apple Inc8213630
Holdings [Line Items]
Percent of Total Investments	3.10%
C000047774 | Microsoft Corp8213854
Holdings [Line Items]
Percent of Total Investments	3.10%
C000047774 | Motorola Solutions Inc8213860
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047774 | Elevance Health Inc8213702
Holdings [Line Items]
Percent of Total Investments	2.50%
C000047774 | Republic Services Inc8213908
Holdings [Line Items]
Percent of Total Investments	2.50%
C000047774 | UnitedHealth Group Inc8213823
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047774 | Oracle Corp8213884
Holdings [Line Items]
Percent of Total Investments	2.20%
C000047774 | Eli Lilly & Co8213706
Holdings [Line Items]
Percent of Total Investments	2.10%
C000047774 | Synopsys Inc8213925
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047774 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000047774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000047774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000047774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000047774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000047774 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147398 | Progressive Corp/The8213896
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147398 | Apple Inc8213630
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147398 | Microsoft Corp8213854
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147398 | Motorola Solutions Inc8213860
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147398 | Elevance Health Inc8213702
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147398 | Republic Services Inc8213908
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147398 | UnitedHealth Group Inc8213823
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147398 | Oracle Corp8213884
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147398 | Eli Lilly & Co8213706
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147398 | Synopsys Inc8213925
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147398 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147398 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000147398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000147398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000147398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000147398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000147398 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171910 | Novartis AG8209140
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171910 | Koninklijke Ahold Delhaize NV8209917
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171910 | GSK PLC8209411
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171910 | Tesco PLC8209457
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171910 | Deutsche Telekom AG8209193
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171910 | BAE Systems PLC8209368
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171910 | Orange SA8209338
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171910 | Sanofi SA8209343
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171910 | Imperial Brands PLC8209424
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171910 | Henkel AG & Co KGaA8208972
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171910 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171910 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171910 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171910 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171910 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171910 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171910 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171910 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000171910 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000171910 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171910 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171910 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171911 | Novartis AG8209140
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171911 | Koninklijke Ahold Delhaize NV8209917
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171911 | GSK PLC8209411
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171911 | Tesco PLC8209457
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171911 | Deutsche Telekom AG8209193
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171911 | BAE Systems PLC8209368
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171911 | Orange SA8209338
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171911 | Sanofi SA8209343
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171911 | Imperial Brands PLC8209424
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171911 | Henkel AG & Co KGaA8208972
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171911 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171911 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171911 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171911 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171911 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171911 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171911 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171911 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000171911 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000171911 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171911 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171911 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018189 | Equinix Inc8212087
Holdings [Line Items]
Percent of Total Investments	9.50%
C000018189 | Prologis Inc8212124
Holdings [Line Items]
Percent of Total Investments	8.20%
C000018189 | Digital Realty Trust Inc8212078
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018189 | Welltower Inc8212149
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018189 | Extra Space Storage Inc8212092
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018189 | Ventas Inc8212145
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018189 | Simon Property Group Inc8212138
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018189 | Equity Residential8212089
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018189 | UDR Inc8212142
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018189 | Public Storage8212127
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018189 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018189 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000036883 | Equinix Inc8212087
Holdings [Line Items]
Percent of Total Investments	9.50%
C000036883 | Prologis Inc8212124
Holdings [Line Items]
Percent of Total Investments	8.20%
C000036883 | Digital Realty Trust Inc8212078
Holdings [Line Items]
Percent of Total Investments	5.10%
C000036883 | Welltower Inc8212149
Holdings [Line Items]
Percent of Total Investments	4.80%
C000036883 | Extra Space Storage Inc8212092
Holdings [Line Items]
Percent of Total Investments	4.60%
C000036883 | Ventas Inc8212145
Holdings [Line Items]
Percent of Total Investments	4.40%
C000036883 | Simon Property Group Inc8212138
Holdings [Line Items]
Percent of Total Investments	4.20%
C000036883 | Equity Residential8212089
Holdings [Line Items]
Percent of Total Investments	4.20%
C000036883 | UDR Inc8212142
Holdings [Line Items]
Percent of Total Investments	3.90%
C000036883 | Public Storage8212127
Holdings [Line Items]
Percent of Total Investments	3.70%
C000036883 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000036883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000147385 | Equinix Inc8212087
Holdings [Line Items]
Percent of Total Investments	9.50%
C000147385 | Prologis Inc8212124
Holdings [Line Items]
Percent of Total Investments	8.20%
C000147385 | Digital Realty Trust Inc8212078
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147385 | Welltower Inc8212149
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147385 | Extra Space Storage Inc8212092
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147385 | Ventas Inc8212145
Holdings [Line Items]
Percent of Total Investments	4.40%
C000147385 | Simon Property Group Inc8212138
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147385 | Equity Residential8212089
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147385 | UDR Inc8212142
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147385 | Public Storage8212127
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147385 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000018187 | U.S. Treasury Notes8207240
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018187 | U.S. Treasury Notes8207247
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018187 | U.S. Treasury Bonds8207224
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018187 | U.S. Treasury Notes8207236
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018187 | U.S. Treasury Notes8207233
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018187 | U.S. Treasury Bonds8207227
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018187 | U.S. Treasury Notes8209256
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018187 | U.S. Treasury Bonds8207033
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018187 | U.S. Treasury Bonds8207037
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018187 | FNMA8206579
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018187 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018187 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018187 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000018187 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018187 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018187 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018187 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018187 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018187 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000018186 | U.S. Treasury Notes8207240
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018186 | U.S. Treasury Notes8207247
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018186 | U.S. Treasury Bonds8207224
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018186 | U.S. Treasury Notes8207236
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018186 | U.S. Treasury Notes8207233
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018186 | U.S. Treasury Bonds8207227
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018186 | U.S. Treasury Notes8209256
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018186 | U.S. Treasury Bonds8207033
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018186 | U.S. Treasury Bonds8207037
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018186 | FNMA8206579
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018186 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018186 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018186 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000018186 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018186 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018186 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018186 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018186 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018186 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000147384 | U.S. Treasury Notes8207240
Holdings [Line Items]
Percent of Total Investments	5.20%
C000147384 | U.S. Treasury Notes8207247
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147384 | U.S. Treasury Bonds8207224
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147384 | U.S. Treasury Notes8207236
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147384 | U.S. Treasury Notes8207233
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147384 | U.S. Treasury Bonds8207227
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147384 | U.S. Treasury Notes8209256
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147384 | U.S. Treasury Bonds8207033
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147384 | U.S. Treasury Bonds8207037
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147384 | FNMA8206579
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147384 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147384 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147384 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000147384 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147384 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147384 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147384 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147384 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147384 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000018196 | TCP Whitney CLO8205343
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | DISH Network8203228
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | Benefit Street Partners CLO V-B8205213
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | Team Health Holdings, Inc., Extended Term Loan, 1st Lien8205836
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Zayo Group Holdings Inc8204980
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | CCO Holdings8202923
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Sabre GLBL8204156
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Benefit Street Partners CLO X8205393
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | CCO Holdings8202921
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Tronox8204484
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018196 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018196 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018196 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018196 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018196 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018196 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000018196 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018196 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018196 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018196 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018196 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018196 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018196 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018196 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018196 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000036884 | TCP Whitney CLO8205343
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | DISH Network8203228
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | Benefit Street Partners CLO V-B8205213
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | Team Health Holdings, Inc., Extended Term Loan, 1st Lien8205836
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Zayo Group Holdings Inc8204980
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | CCO Holdings8202923
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Sabre GLBL8204156
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Benefit Street Partners CLO X8205393
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | CCO Holdings8202921
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Tronox8204484
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000036884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000036884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000036884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000036884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000036884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000036884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000036884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000036884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000036884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000036884 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000036884 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000036884 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036884 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147389 | TCP Whitney CLO8205343
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | DISH Network8203228
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | Benefit Street Partners CLO V-B8205213
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | Team Health Holdings, Inc., Extended Term Loan, 1st Lien8205836
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Zayo Group Holdings Inc8204980
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | CCO Holdings8202923
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Sabre GLBL8204156
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Benefit Street Partners CLO X8205393
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | CCO Holdings8202921
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Tronox8204484
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147389 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147389 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147389 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000147389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000147389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000147389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147389 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147389 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147389 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147389 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147389 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167937 | Bank of America Securities8203361
Holdings [Line Items]
Percent of Total Investments	12.50%
C000167937 | Goldman Sachs & Co8203365
Holdings [Line Items]
Percent of Total Investments	6.90%
C000167937 | Landesbank Baden-Wuerttemberg NY8203232
Holdings [Line Items]
Percent of Total Investments	4.70%
C000167937 | Overwatch Alpha Funding8202924
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167937 | Automatic Data Processing8203119
Holdings [Line Items]
Percent of Total Investments	2.80%
C000167937 | Chesham Finance8203173
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167937 | Bayerische Landesbank8203131
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167937 | MUFG Bank8203346
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167937 | Cabot Trail Funding8203153
Holdings [Line Items]
Percent of Total Investments	1.40%
C000167937 | Lime Funding8203243
Holdings [Line Items]
Percent of Total Investments	1.40%
C000167937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167937 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167937 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167937 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000167937 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000167938 | Bank of America Securities8203361
Holdings [Line Items]
Percent of Total Investments	12.50%
C000167938 | Goldman Sachs & Co8203365
Holdings [Line Items]
Percent of Total Investments	6.90%
C000167938 | Landesbank Baden-Wuerttemberg NY8203232
Holdings [Line Items]
Percent of Total Investments	4.70%
C000167938 | Overwatch Alpha Funding8202924
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167938 | Automatic Data Processing8203119
Holdings [Line Items]
Percent of Total Investments	2.80%
C000167938 | Chesham Finance8203173
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167938 | Bayerische Landesbank8203131
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167938 | MUFG Bank8203346
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167938 | Cabot Trail Funding8203153
Holdings [Line Items]
Percent of Total Investments	1.40%
C000167938 | Lime Funding8203243
Holdings [Line Items]
Percent of Total Investments	1.40%
C000167938 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167938 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167938 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167938 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000167938 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000167939 | Iowa State, Finance Authority, Disaster Area Economic Development8203132
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167939 | Lucie County8203216
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167939 | Little Falls8203327
Holdings [Line Items]
Percent of Total Investments	3.20%
C000167939 | Colorado Springs8203116
Holdings [Line Items]
Percent of Total Investments	3.00%
C000167939 | Port Arthur, Navigation District, Industrial Development8203206
Holdings [Line Items]
Percent of Total Investments	2.80%
C000167939 | Lincoln, Electrical System Revenue8203324
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167939 | New York City8203187
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167939 | University of Texas8203397
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167939 | Colorado State, Health Facilities Authority8203118
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167939 | Northampton County, General Purpose Authority8203198
Holdings [Line Items]
Percent of Total Investments	2.20%
C000167939 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000167939 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000167940 | Iowa State, Finance Authority, Disaster Area Economic Development8203132
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167940 | Lucie County8203216
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167940 | Little Falls8203327
Holdings [Line Items]
Percent of Total Investments	3.20%
C000167940 | Colorado Springs8203116
Holdings [Line Items]
Percent of Total Investments	3.00%
C000167940 | Port Arthur, Navigation District, Industrial Development8203206
Holdings [Line Items]
Percent of Total Investments	2.80%
C000167940 | Lincoln, Electrical System Revenue8203324
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167940 | New York City8203187
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167940 | University of Texas8203397
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167940 | Colorado State, Health Facilities Authority8203118
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167940 | Northampton County, General Purpose Authority8203198
Holdings [Line Items]
Percent of Total Investments	2.20%
C000167940 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000167940 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000036881 | U.S. Treasury Inflation Protected Securities8213920
Holdings [Line Items]
Percent of Total Investments	6.60%
C000036881 | U.S. Treasury Inflation Protected Securities8213970
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036881 | U.S. Treasury Inflation Protected Securities8213957
Holdings [Line Items]
Percent of Total Investments	6.10%
C000036881 | U.S. Treasury Inflation Protected Securities8213960
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036881 | U.S. Treasury Inflation Protected Securities8213936
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036881 | U.S. Treasury Inflation Protected Securities8213938
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036881 | U.S. Treasury Inflation Protected Securities8213952
Holdings [Line Items]
Percent of Total Investments	5.40%
C000036881 | U.S. Treasury Inflation Protected Securities8213929
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036881 | U.S. Treasury Inflation Protected Securities8213948
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036881 | U.S. Treasury Inflation Protected Securities8213932
Holdings [Line Items]
Percent of Total Investments	5.10%
C000036881 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036881 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000147397 | U.S. Treasury Inflation Protected Securities8213920
Holdings [Line Items]
Percent of Total Investments	6.60%
C000147397 | U.S. Treasury Inflation Protected Securities8213970
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147397 | U.S. Treasury Inflation Protected Securities8213957
Holdings [Line Items]
Percent of Total Investments	6.10%
C000147397 | U.S. Treasury Inflation Protected Securities8213960
Holdings [Line Items]
Percent of Total Investments	5.90%
C000147397 | U.S. Treasury Inflation Protected Securities8213936
Holdings [Line Items]
Percent of Total Investments	5.80%
C000147397 | U.S. Treasury Inflation Protected Securities8213938
Holdings [Line Items]
Percent of Total Investments	5.70%
C000147397 | U.S. Treasury Inflation Protected Securities8213952
Holdings [Line Items]
Percent of Total Investments	5.40%
C000147397 | U.S. Treasury Inflation Protected Securities8213929
Holdings [Line Items]
Percent of Total Investments	5.30%
C000147397 | U.S. Treasury Inflation Protected Securities8213948
Holdings [Line Items]
Percent of Total Investments	5.20%
C000147397 | U.S. Treasury Inflation Protected Securities8213932
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147397 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147397 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000158774 | Apple Inc8204921
Holdings [Line Items]
Percent of Total Investments	5.90%
C000158774 | McKesson8197771
Holdings [Line Items]
Percent of Total Investments	5.30%
C000158774 | Microsoft Corp8205678
Holdings [Line Items]
Percent of Total Investments	5.30%
C000158774 | NVIDIA Corp8205760
Holdings [Line Items]
Percent of Total Investments	4.90%
C000158774 | Amazon.com Inc8204874
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158774 | 8197774
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158774 | Meta Platforms Inc8205661
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158774 | RECV OIS 4.35 11/02/20318205070
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158774 | Alphabet Inc8204865
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158774 | Berkshire Hathaway Inc8204981
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158774 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000158774 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158775 | Apple Inc8204921
Holdings [Line Items]
Percent of Total Investments	5.90%
C000158775 | McKesson8197771
Holdings [Line Items]
Percent of Total Investments	5.30%
C000158775 | Microsoft Corp8205678
Holdings [Line Items]
Percent of Total Investments	5.30%
C000158775 | NVIDIA Corp8205760
Holdings [Line Items]
Percent of Total Investments	4.90%
C000158775 | Amazon.com Inc8204874
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158775 | 8197774
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158775 | Meta Platforms Inc8205661
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158775 | RECV OIS 4.35 11/02/20318205070
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158775 | Alphabet Inc8204865
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158775 | Berkshire Hathaway Inc8204981
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158775 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158775 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158775 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158775 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158775 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158775 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000158775 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085250 | Merger Fund8213955
Holdings [Line Items]
Percent of Total Investments	20.30%
C000085250 | United Parcel Service Inc8214077
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085250 | AT&T Inc8214010
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Allied Universal Holdco8214164
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Verizon Communications Inc8214079
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Penn Entertainment Inc8214065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Cloud Software Group8214182
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Century Aluminum Co8214008
Holdings [Line Items]
Percent of Total Investments	0.80%
C000085250 | Materion Corp8214031
Holdings [Line Items]
Percent of Total Investments	0.80%
C000085250 | ATI Inc8214002
Holdings [Line Items]
Percent of Total Investments	0.80%
C000085250 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000085250 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085250 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085250 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000085250 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000085250 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085250 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085250 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000085250 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085250 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085250 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085250 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085250 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000085250 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085250 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085250 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085250 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000147402 | Merger Fund8213955
Holdings [Line Items]
Percent of Total Investments	20.30%
C000147402 | United Parcel Service Inc8214077
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147402 | AT&T Inc8214010
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Allied Universal Holdco8214164
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Verizon Communications Inc8214079
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Penn Entertainment Inc8214065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Cloud Software Group8214182
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Century Aluminum Co8214008
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147402 | Materion Corp8214031
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147402 | ATI Inc8214002
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147402 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147402 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147402 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147402 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147402 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147402 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147402 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147402 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147402 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147402 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147402 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147402 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147402 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147402 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147402 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147402 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147402 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000243126 | AUDUSD CRNCY FUT DEC248222006
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243126 | MSCI EMGMKT DEC248222016
Holdings [Line Items]
Percent of Total Investments	0.50%
C000243126 | MSCI EAFE DEC248222017
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243126 | NASDAQ 100 E-MINI DEC248222018
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243126 | S&P MID 400 EMINI DEC248222013
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243126 | S&P500 EMINI FUT DEC248222012
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243126 | E-MINI RUSS 2000 DEC248222019
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243126 | JPN YEN CURR FUT DEC248222015
Holdings [Line Items]
Percent of Total Investments	0.10%
C000243126 | US LONG BOND(CBT) DEC248222024
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | DOLLAR INDEX DEC248222010
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243125 | AUDUSD CRNCY FUT DEC248222006
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243125 | MSCI EMGMKT DEC248222016
Holdings [Line Items]
Percent of Total Investments	0.50%
C000243125 | MSCI EAFE DEC248222017
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243125 | NASDAQ 100 E-MINI DEC248222018
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243125 | S&P MID 400 EMINI DEC248222013
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243125 | S&P500 EMINI FUT DEC248222012
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243125 | E-MINI RUSS 2000 DEC248222019
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243125 | JPN YEN CURR FUT DEC248222015
Holdings [Line Items]
Percent of Total Investments	0.10%
C000243125 | US LONG BOND(CBT) DEC248222024
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | DOLLAR INDEX DEC248222010
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109624 | U.S. Treasury Bills8221682
Holdings [Line Items]
Percent of Total Investments	8.30%
C000109624 | U.S. Treasury Bills8197747
Holdings [Line Items]
Percent of Total Investments	8.00%
C000109624 | U.S. Treasury Bills8214720
Holdings [Line Items]
Percent of Total Investments	6.70%
C000109624 | U.S. Treasury Bills8221684
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109624 | U.S. Treasury Bills8221690
Holdings [Line Items]
Percent of Total Investments	3.80%
C000109624 | U.S. Treasury Inflation Protected Securities8214702
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | U.S. Treasury Inflation Protected Securities8214693
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | U.S. Treasury Bills8197753
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | U.S. Treasury Inflation Protected Securities8214716
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | U.S. Treasury Inflation Protected Securities8214706
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109624 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109624 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000109624 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109624 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | U.S. Treasury Bills8221682
Holdings [Line Items]
Percent of Total Investments	8.30%
C000147403 | U.S. Treasury Bills8197747
Holdings [Line Items]
Percent of Total Investments	8.00%
C000147403 | U.S. Treasury Bills8214720
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147403 | U.S. Treasury Bills8221684
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147403 | U.S. Treasury Bills8221690
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147403 | U.S. Treasury Inflation Protected Securities8214702
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | U.S. Treasury Inflation Protected Securities8214693
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | U.S. Treasury Bills8197753
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | U.S. Treasury Inflation Protected Securities8214716
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | U.S. Treasury Inflation Protected Securities8214706
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147403 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147403 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000147403 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147403 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | U.S. Treasury Bills8215759
Holdings [Line Items]
Percent of Total Investments	1.10%
C000109625 | U.S. Treasury Bills8215760
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109625 | AbbVie Inc8215048
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Oracle8215588
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Verizon Communications Inc8215169
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Johnson & Johnson8215115
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Altria Group Inc8215051
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Oversea-Chinese Banking Corp Ltd8215028
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Coca-Cola Co/The8215078
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Philip Morris International Inc8215148
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109625 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109625 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109625 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000109625 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000109625 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000109625 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109625 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000147404 | U.S. Treasury Bills8215759
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147404 | U.S. Treasury Bills8215760
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147404 | AbbVie Inc8215048
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Oracle8215588
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Verizon Communications Inc8215169
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Johnson & Johnson8215115
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Altria Group Inc8215051
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Oversea-Chinese Banking Corp Ltd8215028
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Coca-Cola Co/The8215078
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Philip Morris International Inc8215148
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147404 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147404 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147404 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147404 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000147404 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147404 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147404 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000109626 | U.S. Treasury Inflation Protected Securities8216367
Holdings [Line Items]
Percent of Total Investments	25.70%
C000109626 | U.S. Treasury Inflation Protected Securities8216364
Holdings [Line Items]
Percent of Total Investments	11.10%
C000109626 | U.S. Treasury Inflation Protected Securities8216360
Holdings [Line Items]
Percent of Total Investments	7.00%
C000109626 | Exxon Mobil Corp8216753
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109626 | U.S. Treasury Notes8222284
Holdings [Line Items]
Percent of Total Investments	1.70%
C000109626 | U.S. Treasury Notes8222285
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | U.S. Treasury Bills8222233
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | U.S. Treasury Bills8222235
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | U.S. Treasury Bills8222237
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | U.S. Treasury Notes8222291
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000109626 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109626 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109626 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109626 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Reverse Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000109626 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000147405 | U.S. Treasury Inflation Protected Securities8216367
Holdings [Line Items]
Percent of Total Investments	25.70%
C000147405 | U.S. Treasury Inflation Protected Securities8216364
Holdings [Line Items]
Percent of Total Investments	11.10%
C000147405 | U.S. Treasury Inflation Protected Securities8216360
Holdings [Line Items]
Percent of Total Investments	7.00%
C000147405 | Exxon Mobil Corp8216753
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147405 | U.S. Treasury Notes8222284
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147405 | U.S. Treasury Notes8222285
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | U.S. Treasury Bills8222233
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | U.S. Treasury Bills8222235
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | U.S. Treasury Bills8222237
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | U.S. Treasury Notes8222291
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147405 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000147405 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147405 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147405 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147405 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Reverse Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000147405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000109627 | U.S. Treasury Bills8222208
Holdings [Line Items]
Percent of Total Investments	15.70%
C000109627 | Japan Treasury Discount Bill8222065
Holdings [Line Items]
Percent of Total Investments	15.30%
C000109627 | U.S. Treasury Bills8222209
Holdings [Line Items]
Percent of Total Investments	8.70%
C000109627 | Intesa Sanpaolo8222134
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | Brookfield Infrastructure8222104
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | Becton, Dickinson and Company8222102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | DENTSPLY SIRONA Inc8222112
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | Glencore plc8222128
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | Oglethorpe Power8222158
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | U.S. Treasury Bills8222207
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109627 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000109627 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109627 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109627 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000109627 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000109627 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147406 | U.S. Treasury Bills8222208
Holdings [Line Items]
Percent of Total Investments	15.70%
C000147406 | Japan Treasury Discount Bill8222065
Holdings [Line Items]
Percent of Total Investments	15.30%
C000147406 | U.S. Treasury Bills8222209
Holdings [Line Items]
Percent of Total Investments	8.70%
C000147406 | Intesa Sanpaolo8222134
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | Brookfield Infrastructure8222104
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | Becton, Dickinson and Company8222102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | DENTSPLY SIRONA Inc8222112
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | Glencore plc8222128
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | Oglethorpe Power8222158
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | U.S. Treasury Bills8222207
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147406 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000147406 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147406 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147406 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000147406 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000147406 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147406 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%